UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1900

Dallas, TX  75201

(Address of principal executive offices)(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

(Name and address of agent for service)

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Ranger Funds Investment Trust

Ranger Small Cap Fund

Institutional Class (RFISX)

Ranger Quest for Income and Growth Fund

Investor Class (RFTDX)

Institutional Class (RFIDX)

Ranger Micro Cap Fund

Institutional Class (RFIMX)

SEMI-ANNUAL REPORT

JANUARY 31, 2019

(UNAUDITED)

This material must be preceded or accompanied by a prospectus.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website www.rangercapital.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Ranger Small Cap Fund (“Small Cap Fund”) by the industry sub-sectors that the underlying securities represent, as a percentage of net assets and as of January 31, 2019.

Other Assets In Excess Of Liabilities 0.34%
Aerospace 1.27%
Agriculture, Fishing & Ranching 1.96%
Back Office Support, HR & Consulting 6.19%
Banks: Savings/Thrifts & Mortgage Lending 3.87%
Biotechnology 6.65%
Chemicals: Specialty 1.94%
Computer Services, Software & Systems 18.14%
Consumer Lending 1.19%
Cosmetics 3.87%
Diversified Materials & Processing 1.60%
Education Services 1.09%
Engineering & Contracting Services 1.18%
Financial Data & Systems 1.96%
Foods 2.54%
Health Care: Misc. 1.08%
Health Care Services 7.12%
Insurance: Multi-Line 1.13%
Manufactured Housing 1.03%
Medical & Dental Instruments & Supplies 4.84%
Medical Equipment 2.00%
Medical Services 1.80%
Oil: Crude Producers 1.47%
Pharmaceuticals 5.04%
Recreational Vehicles & Boats 0.98%
Scientific Instruments: Gauges & Meters 2.43%
Semiconductors & Components 2.44%
Specialty Retail 1.17%
Textiles, Apparel & Shoes 3.08%
Truckers 4.03%
Utilities: Telecommunications 2.33%
Short Term Investment 4.24%

Per the fee table in the December 1, 2018 prospectus, the Small Cap Fund’s total annual operating expense ratio was 1.41% for Institutional Class shares.  The total annual operating expense ratio after fee waiver and/or reimbursement was 1.10%.  Please refer to the financial highlights for updated information regarding the Small Cap Fund’s expense ratio.

Portfolio composition is subject to change.

Please see the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Ranger Quest for Income and Growth Fund (“Quest for Income and Growth Fund”) by the industry sub-sectors that the underlying securities represent, as a percentage of net assets and as of January 31, 2019.

Real Estate Investment Trusts 18.20%
Preferred Stocks 0.86%
Master Limited Partnerships & Publicly Traded Partnerships 6.18%
Short Term Investment 3.88%
Liabilities In Excess Of Other Assets (0.17%)
Banks 12.75%
Capital Markets 11.30%
Chemicals 2.46%
Communications Equipment 3.03%
Diversified Telecommunication Services 11.25%
Food Products 1.52%
Insurance 5.46%
Marine 1.00%
Oil, Gas & Consumable Fuels 5.56%
Pharmaceuticals 2.85%
Real Estate Management & Development 2.83%
Semiconductors & Semiconductor Equipment 2.50%
Software 4.10%
Specialty Retail 2.13%
Wireless Telecommunication Services 2.31%

Per the fee table in the December 1, 2018 prospectus, the Quest for Income and Growth Fund's total annual operating expense ratio was 2.32% for Investor Class shares and 2.03% for Institutional Class shares.  The total annual operating expense ratio after fee waiver and/or reimbursement was 1.78% for Investor Class shares, and 1.53% for Institutional Class shares.  Please refer to the financial highlights for updated information regarding the Quest for Income and Growth Fund’s expense ratio.

Portfolio Composition is subject to change.

Please see the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Ranger Micro Cap Fund (“Micro Cap Fund”) by the industry sub-sectors that the underlying securities represent, as a percentage of net assets and as of January 31, 2019.

Communications Technology 2.80%
Computer Services: Misc. 1.14%
Computer Services Software & Systems 12.14%
Electronic Components 2.65%
Financial Data & Systems 2.24%
Health Care Services 2.68%
Homebuilding 3.64%
Medical & Dental Instruments & Supplies 7.04%
Medical Equipment 12.16%
Medical Services 3.43%
Metal Fabricating 3.60%
Oil: Crude Producers 2.98%
Pharmaceuticals 2.99%
Recreational Vehicles & Boats 2.15%
Restaurants 2.90%
Scientific Instruments: Control & Filter 5.88%
Scientific Instruments: Electrical 2.12%
Scientific Instruments: Gauges & Meters 3.79%
Specialty Retail 2.57%
Truckers 3.63%
Exchange Traded Fund 1.01%
Short Term Investment 3.25%
Liabilities In Excess Of Other Assets (0.14%)
Banks: Diversified 6.56%
Banks: Savings/Thrifts & Mortgage Lending 0.99%
Biotechnology 3.01%
Building Materials 2.79%

Per the fee table in the December 1, 2018 prospectus, the Micro Cap Fund’s total annual operating expense ratio was 2.14% for Institutional Class shares.  The total annual operating expense ratio after fee waiver and/or reimbursement was 1.50%.  Please refer to the financial highlights for updated information regarding the Micro Cap Fund’s expense ratio.

Portfolio Composition is subject to change.

Please see the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2019 (UNAUDITED)

Shares		Value

COMMON STOCKS - 95.42%

Aerospace - 1.27%
5,731	Axon Enterprise, Inc. *	$ 292,338

Agriculture, Fishing & Ranching - 1.96%
5,533	Calavo Growers, Inc.	450,165

Back Office Support, HR & Consulting - 6.19%
16,772	WNS Holdings Ltd. ADR (India) *	818,306
8,598	Maximus, Inc.	602,978
		1,421,284
Banks: Savings/Thrifts & Mortgage Lending - 3.87%
40,672	Banc of California, Inc.	592,998
7,413	Legacy Texas Financial Group, Inc.	295,334
		888,332
Biotechnology - 6.65%
8,302	PRA Health Sciences, Inc. *	879,763
11,373	Repligen Corp. *	648,375
		1,528,138
Chemicals: Specialty - 1.94%
2,179	Quaker Chemical Corp.	445,518

Computer Services, Software & Systems - 18.14%
19,905	Pegasystems, Inc.	1,120,452
9,673	Qualys, Inc. *	837,005
10,517	Mercury Systems, Inc. *	616,612
13,282	MINDBODY, Inc. Class A *	484,262
12,398	Mimecast Ltd. (United Kingdom) *	465,793
19,195	Box, Inc. Class A *	401,559
5,748	Workiva, Inc. *	240,841
		4,166,524
Consumer Lending - 1.19%
923	LendingTree, Inc. *	273,522

Cosmetics - 3.87%
13,370	Inter Parfums, Inc.	888,570

Diversified Materials & Processing - 1.60%
3,615	Cabot Microelectronics Corp.	368,332

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

Shares		Value

Education Services - 1.09%
7,098	Chegg, Inc. *	$ 249,992

Engineering & Contracting Services - 1.18%
5,149	TopBuild Corp. *	271,919

Financial Data & Systems - 1.96%
17,900	Evo Payments, Inc. Class A *	450,185

Foods - 2.54%
3,785	J&J Snack Foods Corp.	584,215

Health Care: Misc. - 1.08%
3,857	Medpace Holdings, Inc. *	248,391

Health Care Services - 7.12%
8,941	Bio Telemetry, Inc. *	642,143
7,563	Medidata Solutions, Inc. *	536,670
7,564	Tabula Rasa Healthcare, Inc. *	455,958
		1,634,771
Insurance: Multi-Line - 1.13%
9,076	Goosehead Insurance, Inc. Class A *	260,844

Manufactured Housing - 1.03%
1,421	Cavco Industries, Inc. *	236,298

Medical & Dental Instruments & Supplies - 4.84%
6,465	Cantel Medical Corp.	526,380
5,452	Neogen Corp. *	332,081
10,619	LeMaitre Vascular, Inc.	253,157
		1,111,618
Medical Equipment - 2.00%
6,889	Tactile Systems Technology, Inc. *	458,670

Medical Services - 1.80%
24,945	NeoGenomics, Inc. *	414,586

Oil: Crude Producers - 1.47%
41,400	Callon Petroleum Co. *	336,996

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

Shares		Value

Pharmaceuticals - 5.04%
12,081	Cambrex Corp. *	$ 527,336
3,432	Heska Corp. *	338,395
7,691	Supernus Pharmaceuticals, Inc. *	293,258
		1,158,989
Recreational Vehicles & Boats - 0.98%
5,533	Malibu Boats, Inc. Class A *	224,363

Scientific Instruments: Gauges & Meters - 2.43%
2,465	Mesa Laboratories, Inc.	558,396

Semiconductors & Components - 2.44%
4,199	Silicon Laboratories, Inc. *	321,224
4,884	Integrated Device Technology, Inc. *	238,583
		559,807
Specialty Retail - 1.17%
5,037	SiteOne Landscape Supply, Inc. *	268,472

Textiles, Apparel & Shoes - 3.08%
11,334	Steven Madden Ltd.	370,055
4,407	Oxford Industries, Inc.	337,488
		707,543
Truckers - 4.03%
24,936	Marten Transport, Ltd.	482,512
7,393	SAIA, Inc. *	443,358
		925,870
Utilities: Telecommunications - 2.33%
11,043	Cogent Communications Holdings, Inc.	535,033

TOTAL FOR COMMON STOCKS (Cost $19,204,348) - 95.42%		21,919,681

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

SHORT-TERM INVESTMENT - 4.24%
973,482	First American Government Obligation Fund - Class Z 2.27% ** (Cost $973,482)	$ 973,482

TOTAL INVESTMENTS (Cost $20,177,830) *** - 99.66%		22,893,163

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.34%		78,847

NET ASSETS - 100.00%		$ 22,972,010

ADR - American Depositary Receipts.

* Non-income producing securities during the period.

** The coupon rate shown represents the yield at January 31, 2019.

*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,177,830 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation (Tax)      $ 3,920,076

Gross Unrealized Depreciation (Tax)       (1,204,743)

Total                                     $ 2,715,333

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2019 (UNAUDITED)

Shares		Value

COMMON STOCKS - 71.05%

Banks - 12.75%
5,907	J.P. Morgan Chase & Co.	$ 611,375
15,095	Bank of America Corp.	429,755
9,844	HSBC Holdings Plc. ADR (United Kingdom)	414,728
6,121	Citigroup, Inc.	394,560
		1,850,418
Capital Markets - 11.30%
3,720	CME Group, Inc.	678,082
9,080	Main Street Capital Corp. Class C	334,780
18,280	Golub Capital BDC, Inc.	334,158
17,984	Ares Capital Corp.	293,139
		1,640,159
Chemicals - 2.46%
2,217	Lyondellbasell Industries NV Class A	192,812
3,038	DowDuPont, Inc.	163,475
		356,287
Communications Equipment - 3.03%
9,311	Cisco Systems, Inc.	440,317

Diversified Telecommunication Services - 11.25%
9,415	Verizon Communications, Inc.	518,390
15,974	AT&T, Inc.	480,178
278,140	HKT Trust & HKT, Ltd. (Hong Kong)	409,726
5,181	BCE, Inc. (Canada)	225,166
		1,633,460
Food Products - 1.52%
10,033	Mowi ASA (Norway)	220,755

Insurance - 5.46%
71,531	Insurance Australia Group Ltd. (Australia)	368,955
2,570	Swiss RE AG ORD (Switzerland) *	245,897
795	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany) *	176,990
		791,842
Marine - 1.00%
28,660	Costamare, Inc. ADR (Monaco)	145,593

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

Shares		Value

Oil, Gas & Consumable Fuels - 5.56%
16,278	Royal Dutch Shell Plc. Class B (United Kingdom)	$ 505,437
4,104	Exxon Mobil Corp.	300,741
		806,178
Pharmaceuticals - 2.85%
3,111	Johnson & Johnson	414,012

Real Estate Management & Development - 2.83%
262,001	New World Development (Hong Kong)	410,657

Semiconductors & Semiconductor Equipment - 2.50%
9,660	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan) *	363,409

Software - 4.10%
5,693	Microsoft Corp.	594,520

Specialty Retail - 2.13%
1,687	Home Depot, Inc.	309,615

Wireless Telecommunication Services - 2.31%
26,890	Tele2 AB (Sweden) *	335,586

TOTAL FOR COMMON STOCKS (Cost $9,764,715) - 71.05%		10,312,808

REAL ESTATE INVESTMENT TRUSTS - 18.20%

Equity Real Estate Investment Trust- 9.67%
8,289	Prologis, Inc.	573,267
3,594	Crown Castle International Corp.	420,714
200,936	Ascendas Real Estate Investment Trust (Singapore)	409,070
		1,403,051
Mortgage Real Estate Investment Trust- 8.53%
20,352	Blackstone Mortgage Trust, Inc. Class A	701,940
24,304	Starwood Property Trust, Inc.	536,632
		1,238,572

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $2,430,842) - 18.20%		2,641,623

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

Shares		Value

PREFERRED STOCKS - 0.86%

Capital Markets - 0.86%
6,660	Goldman Sachs Group, Inc. 4.000% Perpetual	$ 124,209

TOTAL FOR PREFERRED STOCKS (Cost $157,823) - 0.86%		124,209

MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS - 6.18%

Capital Markets - 1.90%
8,169	Blackstone Group, L.P.	275,295

Electric Utilities - 3.13%
11,604	Brookfield Infrastructure Partners, L.P. (Bermuda)	454,413

Oil, Gas & Consumable Fuels - 1.15%
11,404	Energy Transfer, L.P.	167,753

TOTAL FOR MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS (Cost $710,255) - 6.18%		897,461

SHORT-TERM INVESTMENT - 3.88%
563,001	First American Government Obligation Fund - Class Z 2.27% ** (Cost $563,001)	563,001

TOTAL INVESTMENTS (Cost $13,626,636) *** - 100.17%		14,539,102

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.17%)		(24,390)

NET ASSETS - 100.00%		$ 14,514,712

ADR - American Depositary Receipts.

* Non-income producing securities during the period.

** The coupon rate shown represents the yield at January 31, 2019.

*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,626,636 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation (Tax)      $1,515,299

Gross Unrealized Depreciation (Tax)         (602,833)

Total                                     $  912,466

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2019 (UNAUDITED)

Shares		Value

COMMON STOCKS - 95.88%

Banks: Diversified - 6.56%
34,920	Capstar Financial Holdings, Inc.	$ 556,974
11,711	Allegiance Bancshares, Inc. *	420,659
		977,633
Banks: Savings/Thrifts & Mortgage Lending - 0.99%
10,150	Banc of California, Inc.	147,987

Biotechnology - 3.01%
8,340	ANI Pharmaceuticals, Inc. *	448,192

Building Materials - 2.79%
25,024	PGT Innovations, Inc. *	416,399

Communications Technology - 2.80%
27,975	Quantenna Communications, Inc. *	417,946

Computer Services: Misc. - 1.14%
7,117	Care.com, Inc. *	169,171

Computer Services, Software & Systems - 12.14%
40,225	Simulations Plus, Inc.	774,733
9,885	QAD, Inc. Class A	416,752
46,325	Zix Corp. *	329,834
19,724	OneSpan, Inc. *	287,773
		1,809,092
Electronic Components - 2.65%
4,145	NVE Corp.	394,977

Financial Data & Systems - 2.24%
13,475	i3 Verticals, Inc. Class A *	333,237

Health Care Services - 2.68%
6,625	Tabula Rasa HealthCare, Inc. *	399,355

Homebuilding - 3.64%
64,055	Green Brick Partners, Inc. *	541,905

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

Shares		Value

Medical & Dental Instruments & Supplies - 7.04%
5,265	Utah Medical Products, Inc.	$ 494,594
16,260	LeMaitre Vascular, Inc.	387,638
11,355	BioLife Solutions, Inc. *	166,578
		1,048,810
Medical Equipment - 12.16%
9,150	Tactile Systems Technology, Inc. *	609,207
19,950	iRadimed Corp. *	547,029
22,680	Lantheus Holdings, Inc. *	381,478
10,605	IntriCon Corp. *	274,882
		1,812,596
Medical Services - 3.43%
30,755	NeoGenomics, Inc. *	511,148

Metal Fabricating - 3.60%
8,465	Omega Flex, Inc.	535,834

Oil:Crude Producers - 2.98%
45,370	Ring Energy, Inc. *	266,776
11,099	Panhandle Oil and Gas, Inc.	177,584
		444,360
Pharmaceuticals - 2.99%
4,515	Heska Corp. *	445,179

Recreational Vehicles & Boats - 2.15%
7,900	Malibu Boats, Inc. Class A *	320,345

Restaurants - 2.90%
50,320	J. Alexander's Holdings, Inc. *	432,752

Scientific Instruments: Control & Filter - 5.88%
55,740	NAPCO Security Technologies, Inc. *	875,675

Scientific Instruments: Electrical - 2.12%
7,505	Allied Motion Technologies, Inc.	316,411

Scientific Instruments: Gauges & Meters - 3.79%
2,490	Mesa Laboratories, Inc.	564,060

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

Shares		Value

Specialty Retail - 2.57%
5,485	America's Car-Mart, Inc. *	$ 383,731

Truckers - 3.63%
22,970	Covenant Transportation Group, Inc. Class A *	541,633

TOTAL FOR COMMON STOCKS (Cost $15,800,031) - 95.88%		14,288,428

EXCHANGE TRADED FUND - 1.01%
805	iShares Russell 2000 Growth ETF	150,889

TOTAL FOR EXCHANGE TRADED FUND (Cost $170,746) - 1.01%		150,889

SHORT TERM INVESTMENT - 3.25%
484,499	First American Government Obligation Fund - Class Z 2.27% ** (Cost $484,499)	484,499

TOTAL INVESTMENTS (Cost $16,455,276) *** - 100.14%		14,923,816

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.14%)		(20,892)

NET ASSETS - 100.00%		$ 14,902,924

* Non-income producing securities during the period.

** The coupon rate shown represents the yield at January 31, 2019.

*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,455,276 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation (Tax)   $      702,658

Gross Unrealized Depreciation (Tax)       (2,234,118)

Total                                  $  (1,531,460)

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2019 (UNAUDITED)

Assets:	Small Cap Fund	Quest for Income and Growth Fund	Micro Cap Fund
Investments In Securities, At Value (Cost $20,177,830, $13,626,636, and $16,455,276, respectively)	$ 22,893,163	$ 14,539,102	$14,923,816
Cash	1,000	-	-
Receivables:
Dividends and Interest	2,834	21,126	3,103
Securities Sold	244,545	-	-
Offering Costs	-	-	2,830
Prepaid Expenses	5,257	3,337	2,788
Total Assets	23,146,799	14,563,565	14,932,537
Liabilities:
Payables:
Advisory Fees	10,869	7,171	9,771
Audit Fees	15,583	20,201	14,032
Distribution (12b-1) Fees	-	145	-
Shareholder Redemptions	-	14,192	-
Securities Purchased	140,824	-	-
Trustee Fees	212	211	212
Other Expenses	7,301	6,933	5,598
Total Liabilities	174,789	48,853	29,613
Net Assets	$ 22,972,010	$ 14,514,712	$14,902,924

Net Assets Consist Of:
Paid In Capital	$ 20,233,673	$ 14,437,599	$16,784,865
Distributable Earnings (Accumulated Loss)	2,738,337	77,113	(1,881,941)
Net Assets	$ 22,972,010	$ 14,514,712	$14,902,924

Net Asset Value Per Share

Investor Class:

Net Assets		$ 1,089,050
Shares Outstanding (unlimited number of shares authorized with no par value)		92,124
Net Asset Value, Redemption Price And Offering Price Per Share		$ 11.82

Institutional Class:

Net Assets	$ 22,972,010	$ 13,425,662	$14,902,924
Shares Outstanding (unlimited number of shares authorized with no par value)	1,461,472	1,122,327	1,602,535
Net Asset Value, Redemption Price And Offering Price Per Share	$ 15.72	$ 11.96	$ 9.30

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED)

Investment Income:	Small Cap Fund	Quest for Income and Growth Fund	Micro Cap Fund
Dividends (net of foreign withholding of $0, $9,475 & $0, respectively)	$ 80,046	$ 308,086	$ 32,046
Distributions Received From Master Limited Partnerships	-	17,289	-
Interest	10,377	6,018	5,035
Total Investment Income	90,423	331,393	37,081

Expenses:
Advisory Fees (Note 4)	126,603	76,022	94,854
Distribution (12b-1) Fees - Investor Class	-	1,420	-
Audit Fees	11,608	14,976	10,557
Transfer Agent & Accounting Fees	19,372	18,492	15,523
Registration Fees	978	141	24
Custody Fees	2,825	3,633	1,829
Insurance Fees	2,342	1,390	1,270
Trustee Fees	1,045	1,044	1,045
Printing Fees	268	692	294
NASDAQ Fees	306	612	240
Offering Costs	-	-	4,134
Miscellaneous Fees	1,006	733	2,450
Legal Fees	12,171	7,359	7,480
Total Expenses	178,524	126,514	139,700
Advisory Fees Waived (Note 4)	(39,261)	(41,470)	(25,876)
Net Expenses	139,263	85,044	113,824

Net Investment Income (Loss)	(48,840)	246,349	(76,743)

Realized And Unrealized Gain (Loss) On Investments:
Realized Gain (Loss) On Investments	628,245	505,777	(250,726)
Net Change In Unrealized Depreciation On Investments	(2,723,388)	(1,391,951)	(729,670)
Net Realized And Unrealized Gain (Loss) On Investments	(2,095,143)	(886,174)	(980,396)

Net Decrease In Net Assets Resulting From Operations	$ (2,143,983)	$ (639,825)	$(1,057,139)

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months Ended	Year Ended
	1/31/2019	7/31/2018
Increase (Decrease) In Net Assets From Operations:
Net Investment Loss	$ (48,840)	$ (107,207)
Net Realized Gain On Investments	628,245	3,531,340
Net Change In Unrealized Appreciation (Depreciation) On Investments	(2,723,388)	1,106,761
Net Increase (Decrease) In Net Assets Resulting From Operations	(2,143,983)	4,530,894

Distributions To Shareholders:
Distributions (a)	(3,067,031)	(1,883,290)
Total Distributions Paid To Shareholders	(3,067,031)	(1,883,290)

Capital Share Transactions (Note 5)	1,266,098	867,001

Total Increase (Decrease) In Net Assets	(3,944,916)	3,514,605

Net Assets:
Beginning Of Period	26,916,926	23,402,321

End Of Period	$ 22,972,010	$ 26,916,926

(a) The SEC eliminated the requirements to disclose components of distributions paid to shareholders effective November 5, 2018.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months Ended	Year Ended
	1/31/2019	7/31/2018
Increase In Net Assets From Operations:
Net Investment Income	$ 246,349	$ 524,732
Net Realized Gain On Investments	505,777	158,317
Net Change In Unrealized Appreciation (Depreciation) On Investments	(1,391,951)	598,108
Net Increase (Decrease) In Net Assets Resulting From Operations	(639,825)	1,281,157

Distributions To Shareholders:
Distributions (a)	(351,933)	(730,717)
Total Distributions Paid To Shareholders	(351,933)	(730,717)

Capital Share Transactions (Note 5)	(1,581,792)	749,219

Total Increase (Decrease) In Net Assets	(2,573,550)	1,299,659

Net Assets:
Beginning Of Period	17,088,262	15,788,603

End Of Period	$ 14,514,712	$ 17,088,262

(a) The SEC eliminated the requirements to disclose components of distributions paid to shareholders effective November 5, 2018.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended	Period * Ended

	1/31/2019	7/31/2018
Increase (Decrease) In Net Assets From Operations:
Net Investment Loss	$ (76,743)	$ (5,717)
Net Realized Gain (Loss) On Investments	(250,726)	31,521
Net Change In Unrealized Depreciation On Investments	(729,670)	(801,790)
Net Decrease In Net Assets Resulting From Operations	(1,057,139)	(775,986)

Distributions To Shareholders:
Distributions (a)	(48,816)	-
Total Distributions Paid To Shareholders	(48,816)	-

Capital Share Transactions (Note 5)	1,342,801	15,442,064

Total Increase In Net Assets	236,846	14,666,078

Net Assets:
Beginning Of Period	14,666,078	-

End Of Period	$ 14,902,924	$ 14,666,078

* For the period ended June 6, 2018 (commencement of investment operations) through July 31, 2018.

(a) The SEC eliminated the requirements to disclose components of distributions paid to shareholders effective November 5, 2018.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 1/31/2019

		Years Ended
		7/31/2018	7/31/2017	7/31/2016	7/31/2015	7/31/2014

Net Asset Value, At Beginning of Period	$ 19.68	$ 17.75	$ 16.72	$ 17.69	$ 15.86	$ 15.33

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.04)	(0.08)	(0.09)	(0.10)	(0.06)	(0.13)
Net Gain (Loss) On Securities (Realized And Unrealized)	(1.64)	3.44	2.67	0.17	3.29	0.77
Total From Investment Operations	(1.68)	3.36	2.58	0.07	3.23	0.64

Distributions:
Realized Gains	(2.28)	(1.43)	(1.55)	(1.04)	(1.40)	(0.11)
Total From Distributions	(2.28)	(1.43)	(1.55)	(1.04)	(1.40)	(0.11)

Net Asset Value, At End Of Period	$ 15.72	$ 19.68	$ 17.75	$ 16.72	$ 17.69	$ 15.86

Total Return **	(7.02)% (b)	19.77%	16.01%	0.87%	21.40%	4.17%

Ratios/Supplemental Data:
Net Assets At End Of Period (Thousands)	$ 22,972	$ 26,917	$23,402	$27,126	$25,441	$18,719
Before Waivers
Ratio Of Expenses To Average Net Assets	1.41% (a)	1.41%	1.41%	1.38%	1.39%	1.49%
After Waivers
Ratio Of Expenses To Average Net Assets	1.10% (a)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio Of Net Investment Loss To Average Net Assets	(0.39)% (a)	(0.43)%	(0.51)%	(0.65)%	(0.33)%	(0.78)%
Portfolio Turnover	35.95% (b)	49.21%	64.06%	51.76%	68.50%	79.29%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INVESTOR CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 1/31/2019

		Years Ended
		7/31/2018	7/31/2017	7/31/2016	7/31/2015	7/31/2014

Net Asset Value, At Beginning Of Period	$ 12.64	$ 12.24	$ 11.87	$ 12.06	$ 12.98	$ 12.65

Income From Investment Operations:
Net Investment Income *	0.18	0.36	0.30	0.32	0.38	0.71
Net Gain (Loss) On Securities (Realized And Unrealized)	(0.71)	0.60	0.61	(0.16)	(0.84)	0.48
Total From Investment Operations	(0.53)	0.96	0.91	0.16	(0.46)	1.19

Distributions:
Net Investment Income	(0.19)	(0.44)	(0.34)	(0.30)	(0.46)	(0.76)
Realized Gains	-	-	-	-	-	(0.10)
Return Of Capital	(0.10)	(0.12)	(0.20)	(0.05)	-	-
Total From Distributions	(0.29)	(0.56)	(0.54)	(0.35)	(0.46)	(0.86)

Net Asset Value, At End Of Period	$ 11.82	$ 12.64	$ 12.24	$ 11.87	$ 12.06	$ 12.98

Total Return **	(4.15)% (b)	7.97%	7.91%	1.47%	(3.68)%	9.49%

Ratios/Supplemental Data:
Net Assets At End Of Period (Thousands)	$ 1,089	$ 1,234	$ 1,269	$ 1,310	$ 1,356	$ 1,718
Before Waivers
Ratio Of Expenses To Average Net Assets	1.94% (a)	1.89%	1.94%	2.04%	2.14%	2.24%
After Waivers
Ratio Of Expenses To Average Net Assets	1.35% (a)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio Of Net Investment Income To Average Net Assets	2.98% (a)	2.87%	2.58%	2.82%	3.01%	5.45%
Portfolio Turnover	26.58% (b)	50.62%	91.08%	90.56%	36.85%	38.63%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 1/31/2019

		Years Ended
		7/31/2018	7/31/2017	7/31/2016	7/31/2015	7/31/2014

Net Asset Value, At Beginning Of Period	$ 12.77	$ 12.33	$ 11.93	$ 12.10	$ 13.02	$ 12.61

Income (Loss) From Investment Operations:
Net Investment Income *	0.20	0.40	0.34	0.34	0.41	0.77
Net Gain (Loss) On Securities (Realized And Unrealized)	(0.72)	0.60	0.60	(0.15)	(0.85)	0.46
Total From Investment Operations	(0.52)	1.00	0.94	0.19	(0.44)	1.23

Distributions:
Net Investment Income	(0.23)	(0.45)	(0.36)	(0.31)	(0.48)	(0.72)
Realized Gains	-	-	-	-	-	(0.10)
Return Of Capital	(0.06)	(0.11)	(0.18)	(0.05)	-	-
Total From Distributions	(0.29)	(0.56)	(0.54)	(0.36)	(0.48)	(0.82)

Net Asset Value, At End of Period	$ 11.96	$ 12.77	$ 12.33	$ 11.93	$ 12.10	$ 13.02

Total Return **	(4.03)% (b)	8.24%	8.18%	1.72%	(3.47)%	9.84%

Ratios/Supplemental Data:
Net Assets At End Of Period (Thousands)	$ 13,426	$ 15,854	$ 14,520	$ 13,402	$ 14,150	$ 15,702
Before Waivers
Ratio Of Expenses To Average Net Assets	1.64% (a)	1.60%	1.64%	1.64%	1.60%	1.74%
After Waivers
Ratio Of Expenses To Average Net Assets	1.10% (a)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio Of Net Investment Income To Average Net Assets	3.26% (a)	3.15%	2.83%	3.05%	3.23%	5.93%
Portfolio Turnover	26.58% (b)	50.62%	91.08%	90.56%	36.85%	38.63%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 1/31/2019

		Period Ended (b) 7/31/2018

Net Asset Value, At Beginning of Period	$ 9.99	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.05)	(0.01)
Net Gain (Loss) On Securities (Realized And Unrealized)	(0.61)	0.00 ***
Total From Investment Operations	(0.66)	(0.01)

Distributions:
Realized Gains	(0.03)	-
Total From Distributions	(0.03)	-

Net Asset Value, At End Of Period	$ 9.30	$ 9.99

Total Return **	(6.56)% (d)	(0.10)% (d)

Ratios/Supplemental Data:
Net Assets At End Of Period (Thousands)	$ 14,903	$ 14,666
Before Waivers
Ratio Of Expenses To Average Net Assets	1.84% (c)	0.59% (a)(d)
After Waivers
Ratio Of Expenses To Average Net Assets	1.50% (c)	0.22% (a)(d)
Ratio Of Net Investment Loss To Average Net Assets	(1.01)% (c)	(0.09)% (a)(d)
Portfolio Turnover	25.24% (d)	3.05% (d)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Amount is less than $0.005.

(a) For period from 06/06/18 to 07/31/18.  For the total annual fund operating expenses after fee waiver and or reimbursement, please refer to the prospectus.

(b) Period ended June 6, 2018 (commencement of investment operations) through July 31, 2018.

(c) Annualized.

(d) Not annualized

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2019 (UNAUDITED)

Note 1. Organization

Ranger Funds Investment Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on June 21, 2011, as a Delaware Statutory Trust. The Trust currently offers shares of beneficial interest (“shares”) of three series: Ranger Small Cap Fund, Ranger Quest for Income and Growth Fund, and Ranger Micro Cap Fund (collectively, the “Funds”). Ranger International Fund, another series of the Trust, is not currently available for sale.  Ranger Small Cap Fund (“Small Cap Fund”) is a diversified portfolio with an investment objective of seeking long-term capital appreciation.  Ranger Quest for Income and Growth Fund (“Income and Growth Fund”) is a diversified portfolio with an investment objective of seeking long term growth of capital while providing current income.  Ranger Micro Cap Fund (“Micro Cap Fund”) is a diversified portfolio with an investment objective of seeking long-term capital appreciation.  Each Fund offers Institutional Class Shares and Investor Class Shares.  The affairs of the Trust are managed by the Trust’s Board of Trustees (the “Board”).  Currently, the Small Cap Fund and Micro Cap Fund do not offer its Investor Class shares for sale.  The Declaration of Trust permits the Board to create additional funds and share classes.

Ranger Investment Management, L.P. (“Ranger Investment”) serves as investment adviser to Small Cap Fund and Micro Cap Fund. Ranger International Management, L.P, (“Ranger International”) serves as investment adviser to Quest for Income and Growth Fund. Ranger International and Ranger Investment are each referred to as an “Adviser,” and collectively as the “Advisers.”

Note 2.  Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Fund-level income and expenses, and realized and unrealized capital gains and losses are allocated to each share class based on their relative net asset within the Funds. Class-specific expenses are allocated to that share class. Trust expenses for all funds are allocated to each fund based on their relative net asset within the trust or allocated based on the number of funds within the trust.

Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes: Each Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Funds intend to distribute their capital gains, if any, annually. Therefore, no provision for federal income taxes is required.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Throughout the six months ended January 31, 2019, the officers of the Trust have analyzed the Funds’ tax

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

positions, and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ open tax years or expected to be taken in the Funds’ 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. As of, and during the six months ended January 31, 2019, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  For financial reporting purposes the treatment of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Micro, Small and Medium Capitalization Risk:  Micro, small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.  The prices of securities of micro, small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies.  Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

Foreign Exchange Rate Risk:  Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity Risk:  Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Micro Cap: An investment in the Ranger Micro Cap Fund is subject to a variety of risks, including the possible loss of investment capital. Additional risks associated with the Ranger Micro Cap Fund include, but are not limited to:

Micro Cap Company Risk; Equity Market Risk. Equity markets can be volatile and the prices of common stocks can fluctuate significantly. In addition, the Fund portfolio invests in micro

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

capitalization companies, which may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Liquidity Risk. Some micro cap securities may have few market-makers and low trading volume, which can increase transaction costs and may make it difficult or impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

A number of other risks are associated with an investment in the Fund, including: issuer specific risks, liquidity risks, and risks associated with the Investment Manager’s judgment. Greater detail on each of the above stated risks may be found in the fund’s prospectus.

Small Cap: An investment in the Ranger Small Cap Fund is subject to a variety of risks, including the possible loss of investment capital. Additional risks associated with the Ranger Small Cap Fund include, but are not limited to:

Small Cap Company Risk; Equity Market Risk. Equity markets can be volatile and the prices of common stocks can fluctuate significantly. In addition, the Fund portfolio invests in small capitalization companies, which may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Liquidity Risk. Some small cap securities may have few market-makers and low trading volume, which can increase transaction costs and may make it difficult or impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

A number of other risks are associated with an investment in the Fund, including: issuer specific risks, liquidity risks, and risks associated with the Investment Manager’s judgment. Greater detail on each of the above stated risks may be found in the fund’s prospectus.

Quest for Income & Growth: An investment in the Ranger Quest Fund is subject to a variety of risks, including the possible loss of investment capital. Additional risks associated with the Ranger Quest Fund include, but are not limited to:

Equity Market Risk. Equity markets can be volatile and the prices of common stocks can fluctuate significantly. In addition, the Fund may invest a portion of its portfolio in small and mid capitalization companies, which may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Credit Risk, High Yield Fixed-income Securities Risk & Interest Rate Risk. Investments in fixed income securities are subject to risk of credit decline and/or default, each of which would cause the value of Fund’s fixed income securities to decline. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. In addition, the price of a fixed income security generally falls when interest rates rise; and fixed income securities have varying levels of sensitivity to changes in interest rates.

Foreign Investment Risk. Investing in securities of foreign issuers involves risks not typically associated with U.S. investments, including risks relating to foreign currency values, adverse

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

political, social and economic developments, trading liquidity, volatility, trading markets, taxation and withholding, and differing accounting, auditing and legal standards.

Master Limited Partnership Risks. An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, MLP units are subject to additional tax and/or regulatory risks, whereby changes in current regulation may cause a decline in value.

Preferred Stock Risk. Non-convertible preferred stock is primarily subject to interest rate risk and secondarily equity market risk. Convertible preferred stock is a hybrid that is subject to interest rate risk and an equity market risk which is more material than non-convertible preferred of the same issuer.

Real Estate Industry Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. As such, REITs and other real estate linked securities may be volatile.

A number of other risks are associated with an investment in the Fund, including: issuer specific risks, liquidity risks, and risks associated with the Investment Manager’s judgment. Greater detail on each of the above stated risks may be found in the fund’s prospectus.

Investment transactions and related investment income: The Funds record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.

Return of Capital Estimates:  Distributions received from a Fund’s investments in Real Estate Investments Trusts (“REITs”) and Master Limited Partnerships (“MLPs”), generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates. Such estimates are based on historical information available from each REIT, each MLP and other industry sources. These estimates may subsequently be revised based on information received from REITs and MLPs after their tax reporting periods are concluded.

Share Valuation:  The net asset value per share of each class of shares for Small Cap Fund, Income and Growth Fund, and Micro Cap Fund are calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of Small Cap Fund, Income and Growth Fund, and Micro Cap Fund is equal to the net asset value per share.

Share Class Accounting:  Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective share class of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Each class of shares has proportionate rights as to assets of the respective Funds, and the classes are identical except for ongoing distribution fees. Investor Class shares are subject to distribution fees, whereas Institutional Class shares are not.  All classes have equal voting

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

Translation of Foreign Currency: Assets and liabilities denominated in foreign currencies are translated into United States dollar amounts at the daily exchange rates.  Transactions denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into United States dollar amounts on the transaction date.  Adjustments arising from foreign currency transactions are reflected in the statement of operations.

The Funds do not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of investments held.  Such fluctuations are included in net realized and unrealized gain on investments in the statement of operations.

Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds’ that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

Transfer Agent Agreement and Accounting Services Agreement:  Mutual Shareholder Services, LLC (“MSS”) serves as Transfer Agent to each Fund, pursuant to a Transfer Agent Agreement with the Trust. Under the Transfer Agent Agreement, MSS provides all of the customary services of a transfer agent and dividend disbursing agent.

In addition, MSS provides accounting services to the Funds pursuant to an Accounting Services Agreement with the Trust.   As such, MSS provides all necessary administration, bookkeeping and pricing services to each Fund.

For the services rendered to the Funds pursuant to the Transfer Agent Agreement and Accounting Services Agreement, each Fund pays MSS an annual fee based on the average net asset value of the Fund. Each Fund receives a discount depending on the net assets of the Fund. For the six months ended January 31, 2019, the Small Cap Fund, Income and Growth Fund, and Micro Cap Fund incurred $19,372, $18,492, and $15,523 in Transfer Agent and Accounting fees, respectively.  At January 31, 2019, the Small Cap Fund, Income and Growth Fund, and Micro Cap Fund owed $2,650, $3,082, and $2,650 in Transfer Agent and Accounting fees, respectively.  The Transfer Agent and Accounting fees are included in the Other Expenses Liability.

12b-1 Plan and Distribution Agreement: The Trust, on behalf of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan permits Investor Class shares of each Fund to pay for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by each Fund’s Investor Class is 0.25% of its respective average daily net assets.   Institutional Class shares of the Funds are not subject to a 12b-1 fee and do not have a Rule 12b-1 plan. Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares.

Rafferty Capital Markets, LLC served as the principal underwriter and national distributor for the shares of the Trust,  until November 10, 2017.   As of November 10, 2017, Foreside Fund Services, LLC (the "Distributor") serves as the principal underwriter and national distributor

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

for the shares of the Trust pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). The Trust and the Advisers are not affiliated with the Distributor, or Rafferty Capital Markets, LLC.

For the six months ended January 31, 2019, the Income and Growth Fund, Investor Class shares, accrued $1,420 in distribution fees.  At January 31, 2019, the Income and Growth Fund, Investor Class shares, owed $145 in distribution fees.

Note 3. Security Valuations

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:  A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, preferred stock, exchange traded fund/notes and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisers believe such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a Level 2 security. When market quotations are not readily available, when the Advisers determine that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3.

The Income and Growth Fund may invest in publicly traded partnership interests (“PTPs”) and MLPs, a subset of PTPs.  PTPs are limited partnerships, the interests in which are known as “units.” PTP units typically trade publicly, like common stocks, and thus may provide the investor more liquidity than ordinary limited partnerships.  Generally, these securities will be classified as Level 1 of value hierarchy.

Money market funds are generally priced at the ending NAV provided by service agent of the Funds. These securities will be classified as Level 1 of the value hierarchy.

The following table presents information about the Small Cap Fund’s investments measured at fair value as of January 31, 2019:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 21,919,681	$ -	$ -	$ 21,919,681
Short Term Investment	973,482	-	-	973,482
Total	$ 22,893,163	$ -	$ -	$ 22,893,163

The following table presents information about the Income and Growth Fund’s investments measured at fair value as of January 31, 2019:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$10,312,808	$ -	$ -	$ 10,312,808
Real Estate Investment Trusts	2,641,623	-	-	2,641,623
Preferred Stocks	124,209	-	-	124,209
Master Limited Partnerships & Publicly Traded Partnerships	897,461	-	-	897,461
Short Term Investment	563,001	-	-	563,001
Total	$14,539,102	$ -	$ -	$ 14,539,102

The following table presents information about the Micro Cap Fund’s investments measured at fair value as of January 31, 2019:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$14,288,428	$ -	$ -	$14,288,428
Exchange Traded Fund	150,889	-	-	150,889
Short Term Investment	484,499	-	-	484,499
Total	$14,923,816	$ -	$ -	$14,923,816

The Funds did not hold any Level 2 or Level 3 assets during the six months ended January 31, 2019.  Therefore a reconciliation of assets in which significant unobservable inputs were used

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

in determining fair value is not applicable. For more detail on the investments, please refer to the Schedules of Investments.  The Funds also did not have transfers into or out of Level 1, Level 2 or Level 3 during the six months ended January 31, 2019.  The Funds consider transfers into and out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the six months ended January 31, 2019.

Note 4. Investment Advisory Fee and Other Transactions with Affiliates

Pursuant to the Investment Management Agreements (“Advisory Agreements”) between the applicable Adviser and the Trust, Ranger Investment and Ranger International, respectively, are entitled to investment advisory fees, computed daily and payable monthly, of 1.00% per annum of the average daily net assets of Small Cap Fund and Income and Growth Fund, respectively.  Pursuant to the Advisory Agreement, Ranger Investment is entitled to investment advisory fees, computed daily and payable monthly, of 1.25% per annum of the average daily net assets of Micro Cap Fund.  For the six months ended January 31, 2019, the Advisers earned $126,603, $76,022, and $94,854 from the Small Cap Fund, Income and Growth Fund, and Micro Cap Fund, respectively.  For the six months ended January 31, 2019, the Advisers waived $39,261, $41,470, and $25,876 in fees from the Small Cap Fund, Income and Growth Fund and Micro Cap Fund, respectively.  At January 31, 2019, the Advisers were owed $10,869, $7,171 , and $9,771 from the Small Cap Fund, Income and Growth Fund, and Micro Cap Fund, respectively.

Ranger Investment and Ranger International have each entered into an Expense Limitation Agreement with the Trust (the “Expense Limitation Agreements”), whereby the Advisers have agreed to reduce their fees and reimburse expenses so that the Net Annual Operating Expenses (exclusive of any Rule 12b-1 fees, acquired fund fees and expenses, distribution or shareholder servicing fees, brokerage commissions, interest, taxes and extraordinary expenses) of Small Cap Fund and Income and Growth Fund will not exceed 1.10% and 1.10%, respectively, until November 30, 2019.  Ranger Investment has contractually agreed to reduce its fees and to reimburse expenses, at least until November 30, 2019, to ensure that total annual Micro Cap Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution or shareholder servicing fees, taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses, or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets.   Each Adviser may recoup any waived or reimbursed amount from each respective Fund pursuant to these Expense Limitation Agreements if such reimbursement does not cause the respective Fund to exceed existing expense limitations and the reimbursement is made within three years after the respective adviser incurred the expenses.  As of July 31, 2018, Ranger Investment is able to recapture $215,559 in expenses pursuant to the Expense Limitation Agreement from the Small Cap Fund.  As of July 31, 2018, Ranger International is entitled to recapture $245,785 in expenses pursuant to the Expense Limitation Agreement from the Income and Growth Fund.  As of July 31, 2018, Ranger Investment is entitled to recapture $23,854 in expenses pursuant to the Expense Limitation Agreement from the Micro Cap Fund.

Fiscal Year Ended	Recoverable Through	Small Cap Fund	Income and Growth Fund	Micro Cap Fund
July 31, 2016	July 31, 2019	$65,870	$ 77,825	N/A
July 31, 2017	July 31, 2020	$72,626	$ 83,583	N/A
July 31, 2018	July 31, 2021	$77,063	$ 84,377	$23,854

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

Each Trustee who is not affiliated with the Trust and/or the Advisers will receive an annual fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending the meetings.   The “interested person” who serves as Trustee of the Trust receives no compensation for his services as a Trustee.  None of the executive officers receive compensation from the Trust.

Note 5. Capital Share Transactions

At January 31, 2019, there were unlimited shares authorized at no par value for the Trust (which includes the Small Cap Fund, Income and Growth Fund, and Micro Cap Fund).  Paid in capital for the six months ended January 31, 2019 amounted to $20,233,673, $14,437,599, and $16,784,865 for the Small Cap Fund, Income and Growth Fund, and Micro Cap Fund, respectively.  The following table summarizes transactions in capital for each respective period or year:

Small Cap Fund – Institutional Class	Six Months Ended January 31, 2019		Year Ended July 31, 2018
	Shares	Amount	Shares	Amount
Shares Sold	97,268	$1,805,439	199,525	$ 3,752,492
Shares Reinvested	127,214	1,767,006	57,758	1,029,828
Shares Redeemed	(130,495)	(2,306,347)	(208,260)	(3,915,319)
Net Increase	93,987	$1,266,098	49,023	$ 867,001

Income and Growth Fund – Investor Class	Six Months Ended January 31, 2019		Year Ended July 31, 2018
	Shares	Amount	Shares	Amount
Shares Sold	2,388	$ 28,073	12,138	$ 151,781
Shares Reinvested	2,289	26,791	4,572	56,835
Shares Redeemed	(10,188)	(121,188)	(22,796)	(290,836)
Net Decrease	(5,511)	$(66,324)	(6,086)	$ (82,220)

Income and Growth Fund – Institutional Class	Six Months Ended January 31, 2019		Year Ended July 31, 2018
	Shares	Amount	Shares	Amount
Shares Sold	47,086	$ 545,145	177,151	$ 2,288,117
Shares Reinvested	24,978	295,032	51,157	641,491
Shares Redeemed	(191,037)	(2,355,645)	(164,973)	(2,098,169)
Net Increase (Decrease)	(118,973)	$(1,515,468)	63,335	$ 831,439

Micro Cap Fund – Institutional Class	Six Months Ended January 31, 2019		For the Period June 6, 2018 (Commencement of Investment Operations) through July 31, 2018
	Shares	Amount	Shares	Amount
Shares Sold	132,367	$ 1,325,907	1,467,639	$15,442,064
Shares Reinvested	5,846	48,817	-	-
Shares Redeemed	(3,317)	(31,923)	(-)	(-)
Net Increase	134,896	$ 1,342,801	1,467,639	$15,442,064

The Small Cap Fund and Micro Cap Fund have not issued Investor Class shares.

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

Note 6. Investments

Small Cap Fund

For the six months ended January 31, 2019, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $8,756,156 and $10,327,553, respectively.

Income and Growth Fund

For the six months ended January 31, 2019, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $3,891,644 and $5,515,830, respectively.

Micro Cap Fund

For the six months ended January 31, 2019, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $5,390,326 and $3,703,980, respectively.

Note 7. Federal Income Taxes

Small Cap Fund

During the six months ended January 31, 2019, a long-term capital gain distribution of $2.18387 per share, and a short-term capital gain distribution of $0.09429 per share, was paid on December 28, 2018, for shareholders on record as of December 27, 2018, for a total distribution of $3,067,031.

The tax character of distributions paid during the six months ended January 31, 2019, was as follows:

Capital Gain

$ 2,940,091

Ordinary Income

$    126,940

During the six months ended January 31, 2019, a long-term capital gains in the amount of $2,940,091, and short-term capital gains in the amount of $126,940 were distributed.

During the year ended July 31, 2018, a long-term capital gain distribution of $1.367292 per share, and a short-term capital gain distribution of $0.063486 per share, was paid on December 28, 2017, for shareholders on record as of December 27, 2017, for a total distribution of $1,883,290.

The tax character of distributions paid during the year ended July 31, 2018, was as follows:

Capital Gain

$ 1,779,725

Ordinary Income

$      83,565

As of July 31, 2018, for tax purposes the Small Cap Fund’s undistributed net investment income was $107,659, which includes $126,943 of short term capital gains. Additionally, the Small Cap Fund has elected to defer 2017 post October capital losses of $0, and its accumulated net realized gain on investments is $2,467,442.  The Small Cap Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.  In addition, the Small Cap Fund may utilize equalization accounting for tax purposes

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.  These reclassifications have no effect on net assets or net asset values per share.  Accordingly, during the year ended July 31, 2018, amounts have been reclassified to reflect an increase in undistributed net investment income of $87,923, and a corresponding decrease in accumulated net realized gain from investments of $87,923, which primarily resulted from net operating losses.

Income and Growth Fund

Investor Class

During the six months ended January 31, 2019, an ordinary income distribution of $0.11176 per share, return of capital of $0.03074 per share was paid on September 27, 2018, for shareholders on record as of September 26, 2017 for a total distribution of $13,542.  An ordinary income distribution of $0.08078 per share, a return of capital distribution of $0.06652 per share, were paid on December 28, 2018, for shareholders on record as of December 27, 2018, for a total distribution of $13,249.

The tax character of distributions paid during the six months ended January 31, 2019, was as follows:

Ordinary Income

$   17,886

Return of Capital

$     8,905

During the year ended July 31, 2018, an ordinary income distribution of $0.1350 per share, was paid on September 28, 2017, for shareholders on record as of September 27, 2017 for a total distribution of $14,030.  An ordinary income distribution of $0.078048 per share, and a return of capital distribution of $0.061952 per share were paid on December 28, 2017, for shareholders on record as of December 27, 2017, for a total distribution of $14,813.  An ordinary income distribution of $0.09335 per share, a return of capital distribution of $0.04665 per share, were paid on March 28, 2018, for shareholders on record as of March 27, 2018, for a total distribution of $14,297.  An ordinary income distribution of $0.12818 per share, a return of capital distribution of $0.01282 per share, were paid on June 28, 2018, for shareholders on record as of June 27, 2018, for a total distribution of $13,695.

The tax character of distributions paid during the year ended July 31, 2018, was as follows:

Ordinary Income

$   44,271

Return of Capital

$   12,564

Institutional Class

During the six months ended January 31, 2019, an ordinary income distribution of $0.13015 per share, return of capital of $0.01235 per share was paid on September 27, 2018, for shareholders on record as of September 26, 2017 for a total distribution of $159,094.  An ordinary income distribution of $0.09746 per share, a return of capital distribution of $0.04984 per share, were paid on December 28, 2018, for shareholders on record as of December 27, 2018, for a total distribution of $166,048.

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

The tax character of distributions paid during the six months ended January 31, 2019, was as follows:

Ordinary Income

$   255,170

Return of Capital

$     69,972

During the year ended July 31, 2018, an ordinary income distribution of $0.1350 per share, was paid on September 28, 2017, for shareholders on record as of September 27, 2017 for a total distribution of $156,219.  An ordinary income distribution of $0.086448 per share, and a return of capital distribution of $0.053552 per share were paid on December 28, 2017, for shareholders on record as of December 27, 2017, for a total distribution of $165,481.  An ordinary income distribution of $0.10364 per share, a return of capital distribution of $0.03636 per share, were paid on March 28, 2018, for shareholders on record as of March 27, 2018, for a total distribution of $177,062.  An ordinary income distribution of $0.11912 per share, a return of capital distribution of $0.02188 per share, were paid on June 28, 2018, for shareholders on record as of June 27, 2018, for a total distribution of $175,120.

The tax character of distributions paid during the year ended July 31, 2018, was as follows:

Ordinary Income

$   537,423

Return of Capital

$   136,459

As of July 31, 2018, for tax purposes the Income and Growth Fund’s accumulated net investment loss was $1,327,103, which includes $1,322,642 of short term capital loss and its undistributed realized loss (“capital loss carryforward”) on investments was $44,232. These capital loss carryforward amounts have no expiration. The Income & Growth Fund has elected to defer 2017 post October capital losses of $0.  The Income and Growth Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. Accordingly, during the year ended July 31, 2018, amounts have been reclassified to reflect an increase in accumulated net investment loss of $6,091 and a corresponding decrease in accumulated net realized loss from investments of $6,091, primarily resulting from distributions from partnership investments.

Micro Cap Fund

During the six months ended January 31, 2019, a short-term capital gain distribution of $0.03085 per share, was paid on December 28, 2018, for shareholders on record as of December 27, 2018, for a total distribution of $48,816.

The tax character of distributions paid during the six months ended January 31, 2019, was as follows:

Ordinary Income

$ 48,816

During the six months ended January 31, 2019, a short-term capital gains in the amount of $48,816, was distributed in connection with Small Cap Fund share redemptions.

No distributions were paid from June 6, 2018 (commencement of investment operations) through July 31, 2018.

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

As of July 31, 2018, for tax purposes the Micro Cap Fund’s undistributed net investment income was $37,757, which includes $32,728 of short term capital gains. Additionally, the Micro Cap Fund has elected to defer 2017 post October capital losses of $0, and its accumulated net realized gain on investments is $0.  The Micro Cap Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.  In addition, the Micro Cap Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.  These reclassifications have no effect on net assets or net asset values per share, however there were no such reclassifications as of July 31, 2018.

Note 8. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of January 31, 2019, R. E. Smith Sub S Trust held approximately 39.05% of the voting securities of the Small Cap Fund and may be deemed to control the Small Cap Fund.  As of January 31, 2019, T. Rowe Price held approximately 26.31% of the voting securities of the Small Cap Fund and may be deemed to control the Small Cap Fund.  As of January 31, 2019, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others, approximately 67.08% of the voting securities of the Income and Growth Fund and may be deemed to control the Income and Growth Fund.  As of January 31, 2019, Little Woody Ltd. held approximately 28.16% of the voting securities of the Micro Cap Fund and may be deemed to control the Micro Cap Fund.  As of January 31, 2019, Dortmund Ltd. held approximately 27.32% of the voting securities of the Micro Cap Fund and may be deemed to control the Micro Cap Fund.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no such events requiring disclosure.

Note 10. New Accounting Pronouncements

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, accounting principles generally accepted in the United States of America (“GAAP”), International Financial Reporting Standards, or changes in technology or the business environment.  These regulations were effective November 5, 2018, and each Fund is complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.”  ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820.  In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements.  ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein.  Early adoption is permitted and each Fund has adopted ASU 2018-13 with these financial statements.

RANGER FUNDS INVESTMENT TRUST

EXPENSE ILLUSTRATION

JANUARY 31, 2019 (UNAUDITED)

Expense Example

As a shareholder of the Funds, you incur ongoing costs, which typically consist of management fees, 12b-1 fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period, August 1, 2018 through January 31, 2019 for Ranger Small Cap Fund, and Ranger Quest for Income & Growth Fund, Investor Class and Institutional Class, and Ranger Micro Cap Fund.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Ranger Small Cap Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2018	January 31, 2019	August 1, 2018 to January 31, 2019

Actual	$1,000.00	$ 929.79	$5.35
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.66	$5.60

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

RANGER FUNDS INVESTMENT TRUST

EXPENSE ILLUSTRATION (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

Ranger Quest for Income and Growth Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2018	January 31, 2019	August 1, 2018 to January 31, 2019

Actual	$1,000.00	$ 958.46	$6.66
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.40	$6.87

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Ranger Quest for Income and Growth Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2018	January 31, 2019	August 1, 2018 to January 31, 2019

Actual	$1,000.00	$ 959.68	$5.43
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.66	$5.60

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Ranger Micro Cap Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2018	January 31, 2019	August 1, 2018 to January 31, 2019

Actual	$1,000.00	$ 934.37	$7.31
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.64	$7.63

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

RANGER FUNDS INVESTMENT TRUST

TRUSTEES & OFFICERS

JANUARY 31, 2019 (UNAUDITED)

Information about Trustees and Officers who are “interested persons” of the Trust as defined under the 1940 Act, and each officer of the Trust, including their principal occupations during the past five years, is as follows:

Name, Address* and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex *** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Jason Christopher Elliott Year of Birth: 1970	Trustee, Chairman (since September 2011)	Manager, Ranger Capital Group, L.L.C. (since 2005).	4	Director, Fiberforge Corp. (2000- 2013) (Carbon fiber technology)
Kenneth Scott Canon Year of Birth: 1962	President (since September 2011)	President, Ranger Capital Group Holdings, L.P. (since 2001)	N/A	N/A
Nimrod Hacker Year of Birth: 1968	Secretary (since September 2011)	General Counsel, Ranger Capital Group Holdings, L.P. (since 2001)	N/A	N/A
Joseph W. Thompson Year of Birth: 1959	Treasurer (since September 2011)	COO/CFO, Ranger Capital Group Holdings, L.P. (since 2002)	N/A	N/A
Mark Hasbani Year of Birth: 1988	Chief Compliance Officer (since June 2018)

Deputy Chief Compliance Officer, Ranger Capital Group Holdings, L.P. (since October 2017 to Present)

Senior Associate, Blue River Partners, LLC, a compliance consulting firm for investment advisers (January 2016 to June 2017)

Credit Risk Officer, State Street (May 2015 to November 2015)

Compliance Analyst, State Street (November 2014 to May 2015)

Law Clerk, Donoghue, Barrett & Singal (October 2013 to August 2014)

* The address for each Trustee is c/o Ranger, 2828 N. Harwood Street, Suite 1900, Dallas, Texas 75201.

** The term of office for each Trustee and Officer listed above will continue indefinitely.

*** The term “Fund Complex” refers to Ranger Funds Investment Trust including Ranger International Fund, which had not commenced operations as of the date of this Report.

RANGER FUNDS INVESTMENT TRUST

TRUSTEES & OFFICERS (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

Information about Trustees who are not “interested persons” of the Trust as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Name, Address* and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Curtis A. Hite Year of Birth: 1969	Independent Trustee (since September 2011)	CEO, Improving Holdco, Inc. (since July 2018) and CEO, Improving Holdings LLC (2007- July 2018), a technology consulting company.	4	None
Benjamin C. Bell, Jr. Year of Birth: 1959	Independent Trustee (since March 2014)	President, Southwest Region, The Signatry, a non-profit Christian foundation (since November 2018); CEO, Christmas Morning Interests, Inc., a consulting company (since 1997); Managing Member, William K. Woodruff & Co, LLC, a registered investment adviser (2009-2018).	4	None

* The address for each Trustee is c/o Ranger, 2828 N. Harwood Street, Suite 1900, Dallas, Texas 75201.

** The term of office for each Trustee and Officer listed above will continue indefinitely.

** *The term “Fund Complex” refers to Ranger Funds Investment Trust including Ranger International Fund, which had not commenced operations as of the date of this Report.

RANGER FUNDS INVESTMENT TRUST

ADDITIONAL INFORMATION

JANUARY 31, 2019 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (866) 458-4744 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on April 30 and October 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-866-458-4744.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-866-458-4744.

Renewal of Management Agreements

The Board of Trustees (the "Board" or "Trustees") considered the renewal of a management agreement with Ranger International Management, LP, the Ranger Quest for Income and Growth Fund's investment adviser; and the renewal of a management agreement with Ranger Investment Management, LP, the Ranger Small Cap Fund's investment adviser, at an in person meeting held September 24, 2018. The Trustees also considered the review and approval of a management agreement with Ranger Investment Management, LP, the Ranger Micro Cap Fund's investment adviser, at an in person meeting held March 5, 2018. The Trustees review included, but was not limited to the following factors: (i) the investment performance of a fund and its adviser; (ii) the nature, extent and quality of the services provided by the adviser to a fund; (iii) the cost of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with a fund; (iv) the extent to which economies of scale will be realized as a fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of fund shareholders. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the advisory agreements.

Quest for Income & Growth Fund – Agreement with Ranger International Management, LP

The Trustees first reviewed the advisory agreement and 15(c) questionnaire materials supplied by Ranger International Management, LP (“Ranger International”) regarding its advisory agreement with the Trust on behalf of the Income & Growth Fund.

Nature, Extent and Quality of Services.  The Trustees considered their experience in working with Ranger International noting that the advisor’s management team is very responsive to the Board and its requests.  They considered the advisor’s experience and capabilities noting that the advisor continued to invest in compliance and personnel.  They agreed that Ranger International focused on risk management as well as the daily pricing and operations of the Fund to the benefit of shareholders.  Taking into account the personnel involved in servicing the Fund, as well as the

RANGER FUNDS INVESTMENT TRUST

ADDITIONAL INFORMATION (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

materials and services described above, the Board expressed satisfaction with the quality of the services provided.

Performance.  The Trustees noted that the Income & Growth Fund underperformed its benchmarks and peer group during the 1 year, 3 year, 5 year and since inception periods.  The Trustees noted that the Fund saw higher dividends this year than last, and out-performed the MSCI World High Dividend Index.  The Trustees noted that the Fund continued to seek returns by investing globally, primarily in equities that provide meaningful income with the potential for capital appreciation.  The Trustees agreed that despite the average returns, the income objective of the Fund was being met and Ranger International continued to provide stable and higher than average income.  After further discussion, the Trustees concluded that the Fund’s performance was acceptable.

Fees and Expenses.  The Trustees noted that Ranger International’s management fee was 1.00%, and that the advisor has contractually agreed to limit the Fund’s total operating expenses to 1.10% (excluding certain expenses). They compared the advisory fee to that of a peer group of funds noting that the Fund’s fee was higher than the peer group average of 0.84%, but within the range of fees charged by peer funds (0.60% - 1.25%) and in line with the median fee charged by funds in its Morningstar category.  With respect to total operating expenses, the Trustees noted that the Fund’s total expenses were in line with the peer group average of 1.09%.  They further considered that Ranger International waived a portion of its advisory fees during the prior year pursuant to the expense limitation agreement.  After further discussion, the Trustees concluded that the advisory fee was reasonable.

Profitability.  The Trustees reviewed the profitability analysis provided by the Advisor and noted that Ranger International realized modest profits in connection with the advisory agreement with the Fund. The Trustees discussed the soft dollars paid to the advisor.  After discussion, the Trustees concluded that excessive profitability was not a concern at this time.

Economies of Scale.  The Trustees discussed economies of scale, noting that the Fund was marketed and distributed on both a retail and institutional basis. The Trustees further noted that Ranger International could not predict the Fund’s total assets at the end of the next 12 months and the Advisor is unsure when economies of scale could be achieved.  The Board found this reasonable and determined to revisit the matter of economies of scale at the next renewal of the advisory agreement.

Conclusion.  Having requested and received such information from Ranger International as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that the advisory fee structure was reasonable and that renewal of the advisory agreement was in the best interests of the Trust and shareholders of the Fund.

Small Cap Fund – Agreement with Ranger Investment Management, LP

The Trustees next turned their attention to the advisory agreement and 15(c) questionnaire materials supplied by Ranger Investment Management, LP (“Ranger Investment”) regarding its advisory agreement with the Trust on behalf of the Small Cap Fund.

Nature, Extent and Quality of Services.  The Trustees considered their experience in working with Ranger Investment noting that the advisor’s management team is very responsive to the Board and its requests.  They considered the advisor’s experience and capabilities noting that the advisor continued to invest in compliance and personnel.  They agreed that Ranger Investment focused on risk management as well as the daily pricing and operations of the Fund to the benefit of shareholders.  Taking into account the personnel involved in servicing the Fund, as well as the

RANGER FUNDS INVESTMENT TRUST

ADDITIONAL INFORMATION (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

materials and services described above, the Board expressed satisfaction with the quality of the services provided.

Performance.  The Trustees noted that the Small Cap Fund outperformed its peer group and Morningstar category benchmark for the 3 year and 5 year periods, but underperformed its peer groups and all benchmarks for its 1 year period, while slightly underperforming the benchmark since inception.  The Trustees considered that the Fund was showing strong absolute performance, and because of Ranger Investment’s risk management strategy, the Fund would tend to underperform in a highly speculative market.  The Trustees determined they were satisfied with the Fund’s performance.

Fees and Expenses.  The Trustees noted that Ranger Investment’s management fee is 1.00%, and that the advisor contractually agreed to limit the Fund’s total operating expenses to 1.10% (excluding certain expenses). They compared the advisory fee to that of a peer group of funds and noted that although the advisory fee was higher than the peer group average of 0.88%, it was in line with the Morningstar category median advisory fee of 0.99%.  They further considered that the Fund’s net expense ratio, after waiver, was lower than the average expense ratio of the peer group (1.18%).  They further considered that Ranger Investment waived a portion of its advisory fees during the prior year pursuant to the expense limitation agreement.  The Trustees noted that although the Fund’s fee was among the higher fees charged by the advisor, the compliance, regulatory monitoring and other requirements related to the management and operation of the Fund were significantly greater than those of separate accounts and unregistered funds.  After further discussion, the Trustees concluded that the advisory fee was reasonable.

Profitability.  The Trustees reviewed the profitability analysis provided by Ranger Investment and noted that the advisor realized a profit in connection with its advisory agreement and relationship with the Fund but agreed that such profits were modest in terms of actual dollars and in light of the time and effort necessary to manage a mutual fund. The Trustees discussed the soft dollars paid to the advisor.  The Trustees concluded that excessive profitability was not a concern at this time.

Economies of Scale.  The Trustees discussed economies of scale, noting that the Fund is marketed and distributed on both a retail and institutional basis.  The Trustees discussed that Ranger Investment faces challenges due to the size of the Fund, but intended to address these challenges by pursuing retirement marketplace.  The Trustees noted that the advisor was unsure when economies of scale would be reached, and did not have plans to change the fee structure of the Fund in the near future.  The Trustees determined to revisit the matter of economies of scale at the next renewal of the advisory agreement.

Conclusion.  Having requested and received such information from Ranger Investment as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that the advisory fee structure is reasonable and that renewal of the advisory agreement is in the best interests of the Trust and shareholders of the Fund.

Micro Cap Fund – Agreement with Ranger Investment Management, LP

Nature, Extent and Quality of Services.  The Board noted that Ranger Investment Management, L.P. (the “Adviser”) was established in October 2002 and managed approximately $1.4 billion in client assets as of December 31, 2017, including private pooled investment vehicles, separately managed accounts, mutual funds sponsored by the Trust and its affiliates and other mutual funds.  The Board considered its experience in working with the Adviser noting that the portfolio management team was very responsive to the Board and its requests.  They considered the Adviser’s experience and capabilities noting that the Adviser continued to invest in personnel and research

RANGER FUNDS INVESTMENT TRUST

ADDITIONAL INFORMATION (CONTINUED)

JANUARY 31, 2019 (UNAUDITED)

processes.  They agreed that the Adviser focused on risk management to the benefit of shareholders.  Taking into account the personnel expected to be involved in servicing the Fund, as well as the materials and services described above, the Board agreed that the Adviser had the ability to provide services to the Fund and its future shareholders in line with its expectations.

Performance.  The Board considered the Adviser’s performance as adviser to the Ranger Small Cap Fund, which was managed using a substantially similar investment strategy.  They reviewed performance data for the Ranger Micro-Cap Composite which consisted of two institutional clients that followed strategies substantially similar to that proposed for the Ranger Micro Cap Fund.  The Board noted the Composited outperformed the Russell Microcap Index in the three-year and since-inception periods, and in line with the Index for the 1 year period.  The Board acknowledged the Adviser’s assertion that Morningstar does not have a category for micro-cap or micro-cap growth funds and noted that in lieu of this comparison group, the Adviser utilized the most applicable category (the Small Growth Morningstar category), which shared the Fund’s capitalization restrictions and growth-orientation.  After further discussion, the Trustees concluded that the Adviser had the potential to provide satisfactory returns for the Ranger Micro Cap Fund.

Fees and Expenses. The Trustees reviewed the proposed advisory fee of the Fund and noted the Adviser proposed a fee of 1.25%, which was reasonably in line with the peer group average (1.20%) and higher than the Morningstar category (1.01%). The Trustees also reviewed the estimated net expense ratio of 1.50%, which was lower than the peer group average and in-line with the Morningstar category average.  The Board considered capacity constraints of the proposed strategy, and the significant research and expertise required to select appropriate micro-cap securities.  After further discussion, the Board concluded that the advisory fee was not unreasonable.

Economies of Scale.  The Board reviewed the Adviser’s asset projections and noted that the Adviser did not expect to realize economies during the initial term of the advisory agreement.  The Board further considered the Fund’s capacity constraints and the Adviser’s expectation to “soft-close” the Fund when assets reach $500 million. After further discussion, the Board agreed that the absence of economies of scale was not an issue at this time.

Profitability.  The Board reviewed the profitability analysis and asset level estimates provided by the adviser for the Fund.  The Board acknowledged that, although the Adviser anticipated realizing a strong profit, both in terms of actual dollars and percentage of revenue, they considered the low pro rata allocation of Adviser expenses allocated to the Fund.  They noted the Adviser allocated expenses based on Fund assets and, as a result, the Fund’s lower anticipated assets during the initial term of the advisory agreement resulted in very small expense allocation to the Fund.  They reasoned that based on the information provided by the Adviser, the estimated profitability of the Fund was not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure was not unreasonable and that approval of the advisory agreement was in the best interests of the Fund and its shareholders.

Independent Registered Public Accounting Firm	KPMG LLP 1225 17th Street, Suite 800 Denver, CO 80202	Legal Counsel	Thompson Hine LLP 41 South High Street Suite 1700 Columbus, OH 43215
Custodian	U.S. Bank National Association 425 Walnut St., 6th Floor Cincinnati, OH 45202	Transfer Agent	Mutual Shareholder Services LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147
Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of January 31, 2019, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date March 27, 2019

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date March 27, 2019